Exhibit 99.1
	RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	12/8/2022	3 month £ Libor +0.23%	Floating
Total			$34,843,249,950
OSFI Covered Bond Limit			$48,334,810,560
Weighted average maturity of Outstanding Covered Bonds (months)				31.58
Weighted average remaining term of Loans in Cover Pool (months)				24.33
Series Ratings		Moody's	DBRS	Fitch
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2018	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB6, Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a	*
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa3 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	*
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a	*

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(5)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(5)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(5)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(4)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(4)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(4)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(4)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)(6)	BBB (high) (long)	BBB+ (long)(6)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) "*" indicates that Fitch has not yet assigned the relevant rating or assessement.
(2) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.

(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(5) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

(6) Following the date the final Government of Canada regulations of the Covered Bond Swap Provider’s bank recapitalization or “bail-in” regime” come into force, the Moody's assessment will be Baa1(cr) and, if at such time, Fitch has assigned Derivative Counterparty Ratings to the Covered Bond Swap Provider, the Fitch rating will be BBB+(dcr).

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2018			Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds			$34,843,249,950

A = lower of (i) LTV Adjusted True Balance, and			$45,301,950,511	A (i)	$48,711,702,593
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	$45,301,950,511
B = Principal Receipts			-	Asset Percentage:	93.00%
C = Cash Capital Contributions			-	Maximum Asset Percentage:	93.00%
D = Substitute Assets			-
E = Reserve Fund balance			-
F = Negative Carry Factor calculation			$477,841,787
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)			$44,824,108,723

Regulatory OC Minimum Calculation

A (Level of Overcollateralization) = lesser of (a) Cover Pool Collateral, and			$37,493,912,608	A (a)	$48,677,592,706*
(b) Cover Pool Collateral required to meet the Asset Coverage Test				A (b)	$37,493,912,608

B (C$ Equivalent of Outstanding Covered Bonds)			$34,843,249,950

Regulatory OC Minimum Calculation (A/B)			107.61%
Regulatory Minimum Calculation			103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$36,980,780,199

A = LTV Adjusted Present Value			$48,446,847,390	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.32%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$48,446,847,390

Intercompany Loan Balance

Guarantee Loan			$37,635,463,535
Demand Loan			$11,065,094,722
Total			$48,700,558,257

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
February 28, 2018	$236,344		0.01%

Cover Pool Flow of Funds

	28-Feb-2018		31-Jan-2018
Cash Inflows
Principal Receipts	$864,510,783		$1,084,430,369
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$110,988,862		$121,501,777
Swap receipts	$105,288,570	(1)	$113,246,533	(2)
Cash Outflows
Swap payment	($110,988,862)	(1)	($121,501,777)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($105,077,993)	(1)	($113,020,040)	(2)
Intercompany Loan principal	($864,510,783)	(1)	($1,084,430,369)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$210,577		$226,493

(1) Cash settlement to occur on March 19, 2018
(2) Cash settlement occurred on February 20, 2018

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2018				Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Summary Statistics

Previous Month Ending Balance	$49,593,640,909
Current Month Ending Balance	$48,728,893,782
Number of Mortgages in Pool	317,810
Average Mortgage Size	$153,327
Ten Largest Mortgages as a % of Current Month Ending Balance	0.06%
Number of Properties	246,743
Number of Borrowers	239,859
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.25%		51.98%
Weighted Average LTV - Drawn	60.18%		44.79%
Weighted Average LTV - Original Authorized	72.75%
Weighted Average Mortgage Rate	2.83%
Weighted Average Seasoning (Months)	28.31
Weighted Average Original Term (Months)	52.64
Weighted Average Remaining Term (Months)	24.33

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and less than 30 days past due	317,150		99.79	$48,624,790,654	99.79
30 to 59 days past due	226		0.07	$39,595,095	0.08
60 to 89 days past due	94		0.03	$13,206,957	0.03
90 or more days past due	340		0.11	$51,301,076	0.11
Total	317,810		100.00	$48,728,893,782	100.00

Cover Pool Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	38,928		12.25	$6,648,212,786	13.64
British Columbia	57,741		18.17	$11,193,589,260	22.97
Manitoba	12,688		3.99	$1,404,586,647	2.88
New Brunswick	5,996		1.89	$490,320,782	1.01
Newfoundland and Labrador	3,794		1.19	$444,734,724	0.91
Northwest Territories	30		0.01	$3,856,591	0.01
Nova Scotia	9,496		2.99	$914,598,436	1.88
Nunavut	2		0.00	$46,228	0.00
Ontario	128,407		40.40	$20,902,034,598	42.89
Prince Edward Island	1,163		0.37	$100,868,668	0.21
Quebec	48,182		15.16	$5,176,191,237	10.62
Saskatchewan	11,242		3.54	$1,426,201,338	2.93
Yukon	141		0.04	$23,652,487	0.05
Total	317,810		100.00	$48,728,893,782	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	179		0.06	$22,015,182	0.05
499 and below	999		0.31	$143,293,793	0.29
500 - 539	855		0.27	$128,180,416	0.26
540 - 559	659		0.21	$101,636,610	0.21
560 - 579	882		0.28	$129,878,690	0.27
580 - 599	1,418		0.45	$227,164,379	0.47
600 - 619	1,998		0.63	$314,227,839	0.64
620 - 639	3,332		1.05	$548,163,206	1.12
640 - 659	5,328		1.68	$870,902,653	1.79
660 - 679	8,057		2.54	$1,327,790,981	2.72
680 - 699	11,684		3.68	$1,894,242,681	3.89
700 - 719	15,271		4.81	$2,469,940,407	5.07
720 - 739	17,920		5.64	$2,865,298,670	5.88
740 - 759	19,426		6.11	$3,152,090,000	6.47
760 - 779	21,935		6.90	$3,595,115,584	7.38
780 - 799	25,181		7.92	$4,168,921,209	8.56
800 and above	182,686		57.48	$26,770,031,481	54.94
Total	317,810		100.00	$48,728,893,782	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2018				Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	230,920	72.66	$33,961,049,388	69.69
Variable	86,890	27.34	$14,767,844,394	30.31
Total	317,810	100.00	$48,728,893,782	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	51,541	16.22	$9,567,686,376	19.63
Homeline Mortgage Segment	266,269	83.78	$39,161,207,406	80.37
Total	317,810	100.00	$48,728,893,782	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	27,439	8.63	$4,281,772,369	8.79
Owner Occupied	290,371	91.37	$44,447,121,413	91.21
Total	317,810	100.00	$48,728,893,782	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	897	0.28	$167,915,149	0.34
2.0000% - 2.4999%	52,159	16.41	$8,362,447,713	17.16
2.5000% - 2.9999%	180,815	56.89	$28,926,240,658	59.36
3.0000% - 3.4999%	65,960	20.75	$9,287,596,578	19.06
3.5000% - 3.9999%	10,539	3.32	$1,157,419,630	2.38
4.0000% - 4.4999%	3,044	0.96	$342,645,412	0.70
4.5000% - 4.9999%	1,350	0.42	$145,697,470	0.30
5.0000% - 5.4999%	1,156	0.36	$133,989,382	0.27
5.5000% - 5.9999%	57	0.02	$5,178,105	0.01
6.0000% - 6.4999%	25	0.01	$2,832,024	0.01
6.5000% - 6.9999%	7	0.00	$956,344	0.00
7.0000% and above	1,801	0.57	$195,975,316	0.40
Total	317,810	100.00	$48,728,893,782	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	77,232	24.30	$11,566,332,340	23.74
12.00 - 23.99	91,012	28.64	$13,563,544,077	27.83
24.00 - 35.99	81,676	25.70	$12,881,149,839	26.43
36.00 - 47.99	39,725	12.50	$6,297,546,109	12.92
48.00 - 59.99	25,582	8.05	$4,040,367,056	8.29
60.00 - 71.99	2,088	0.66	$309,138,926	0.63
72.00 - 83.99	216	0.07	$27,730,338	0.06
84.00 - 119.99	277	0.09	$42,970,578	0.09
120.00 and above	2	0.00	$114,518	0.00
Total	317,810	100.00	$48,728,893,782	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	59,253	18.64	$9,003,489,734	18.48
12.00 - 23.99	69,139	21.75	$10,903,674,442	22.38
24.00 - 35.99	79,521	25.02	$12,105,427,331	24.84
36.00 - 59.99	104,198	32.79	$16,123,734,216	33.09
60.00 and above	5,699	1.79	$592,568,059	1.22
Total	317,810	100.00	$48,728,893,782	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2018			Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	139,411	43.87	$7,110,576,423	14.59
100,000 - 149,999	55,116	17.34	$6,832,829,085	14.02
150,000 - 199,999	41,619	13.10	$7,227,491,513	14.83
200,000 - 249,999	28,014	8.81	$6,260,392,497	12.85
250,000 - 299,999	18,430	5.80	$5,035,984,869	10.33
300,000 - 349,999	11,408	3.59	$3,687,141,387	7.57
350,000 - 399,999	7,393	2.33	$2,757,893,310	5.66
400,000 - 449,999	4,738	1.49	$2,005,513,595	4.12
450,000 - 499,999	3,126	0.98	$1,479,942,953	3.04
500,000 - 549,999	2,040	0.64	$1,068,508,963	2.19
550,000 - 599,999	1,421	0.45	$814,617,172	1.67
600,000 - 649,999	1,041	0.33	$649,296,201	1.33
650,000 - 699,999	763	0.24	$514,519,547	1.06
700,000 - 749,999	577	0.18	$418,060,465	0.86
750,000 - 799,999	461	0.15	$356,583,098	0.73
800,000 - 849,999	380	0.12	$313,304,096	0.64
850,000 - 899,999	318	0.10	$277,837,454	0.57
900,000 - 949,999	266	0.08	$245,652,376	0.50
950,000 - 999,999	201	0.06	$196,013,911	0.40
1,000,000 and above	1,087	0.34	$1,476,734,868	3.03
Total	317,810	100.00	$48,728,893,782	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	28,568	8.99	$4,154,741,264	8.53
Detached	257,440	81.00	$39,586,000,604	81.24
Duplex	4,088	1.29	$568,090,301	1.17
Fourplex	997	0.31	$174,533,552	0.36
Other	797	0.25	$117,693,677	0.24
Row (Townhouse)	13,595	4.28	$2,145,287,799	4.40
Semi-detached	11,328	3.56	$1,827,662,985	3.75
Triplex	997	0.31	$154,883,600	0.32
Total	317,810	100.00	$48,728,893,782	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,326	5.81	$989,962,186	2.03
20.01 - 25.00	6,082	2.46	$801,937,176	1.65
25.01 - 30.00	8,804	3.57	$1,377,450,326	2.83
30.01 - 35.00	14,530	5.89	$2,583,014,783	5.30
35.01 - 40.00	20,969	8.50	$4,105,588,793	8.43
40.01 - 45.00	26,201	10.62	$5,552,570,980	11.39
45.01 - 50.00	33,549	13.60	$7,017,085,081	14.40
50.01 - 55.00	30,221	12.25	$6,325,741,360	12.98
55.01 - 60.00	26,740	10.84	$5,623,851,729	11.54
60.01 - 65.00	18,862	7.64	$4,039,640,034	8.29
65.01 - 70.00	15,734	6.38	$3,477,138,899	7.14
70.01 - 75.00	17,941	7.27	$3,837,435,353	7.88
75.01 - 80.00	9,633	3.90	$2,182,042,114	4.48
> 80.00	3,151	1.28	$815,434,967	1.67
Total	246,743	100.00	$48,728,893,782	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	42,682	17.30	$3,461,118,339	7.10
20.01 - 25.00	15,922	6.45	$2,343,544,630	4.81
25.01 - 30.00	17,903	7.26	$3,219,179,333	6.61
30.01 - 35.00	20,861	8.45	$4,316,986,395	8.86
35.01 - 40.00	23,198	9.40	$5,228,626,460	10.73
40.01 - 45.00	24,162	9.79	$5,728,567,800	11.76
45.01 - 50.00	25,557	10.36	$6,083,947,689	12.49
50.01 - 55.00	22,225	9.01	$5,232,300,692	10.74
55.01 - 60.00	17,570	7.12	$4,116,159,559	8.45
60.01 - 65.00	12,872	5.22	$3,103,481,788	6.37
65.01 - 70.00	10,994	4.46	$2,720,208,736	5.58
70.01 - 75.00	8,735	3.54	$2,138,530,423	4.39
75.01 - 80.00	3,536	1.43	$890,289,245	1.83
> 80.00	526	0.21	$145,952,692	0.30
Total	246,743	100.00	$48,728,893,782	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2018			Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$226,320,517	$347,697	$0	$28,974	$226,697,188
	20.01 - 25.00	$151,024,722	$0	$58,028	$448,277	$151,531,027
	25.01 - 30.00	$203,606,845	$113,480	$0	$162,474	$203,882,799
	30.01 - 35.00	$272,022,487	$260,324	$0	$653,955	$272,936,766
	35.01 - 40.00	$341,805,956	$299,978	$0	$618,659	$342,724,593
	40.01 - 45.00	$435,365,664	$81,794	$134,500	$4,483,748	$440,065,706
	45.01 - 50.00	$582,392,795	$515,921	$639,341	$1,837,400	$585,385,458
	50.01 - 55.00	$649,820,566	$1,014,316	$284,456	$439,587	$651,558,926
	55.01 - 60.00	$749,426,457	$417,545	$0	$1,243,386	$751,087,388
	60.01 - 65.00	$763,686,880	$1,611,155	$1,974,207	$3,223,494	$770,495,737
	65.01 - 70.00	$804,675,538	$787,104	$274,839	$2,477,681	$808,215,162
	70.01 - 75.00	$797,533,160	$541,568	$969,084	$2,475,876	$801,519,688
	75.01 - 80.00	$529,494,833	$975,195	$805,117	$1,122,595	$532,397,739
	> 80.00	$108,995,022	$250,803	$223,407	$245,376	$109,714,607
Total Alberta		$6,616,171,442	$7,216,880	$5,362,979	$19,461,485	$6,648,212,786

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,252,924,616	$599,795	$12,457	$57,037	$1,253,593,905
	20.01 - 25.00	$826,708,087	$76,266	$0	$98,958	$826,883,311
	25.01 - 30.00	$1,153,584,804	$2,374,776	$0	$494,504	$1,156,454,084
	30.01 - 35.00	$1,477,956,396	$20,669	$54,563	$663,329	$1,478,694,958
	35.01 - 40.00	$1,749,464,581	$5,187,520	$267,830	$460,367	$1,755,380,298
	40.01 - 45.00	$1,663,489,703	$553,623	$149,062	$2,911,463	$1,667,103,852
	45.01 - 50.00	$1,328,112,721	$1,476,087	$315,332	$1,101,911	$1,331,006,050
	50.01 - 55.00	$826,538,857	$883,570	$506,409	$332,886	$828,261,721
	55.01 - 60.00	$449,414,139	$905,650	$0	$84,833	$450,404,622
	60.01 - 65.00	$242,848,503	$0	$0	$0	$242,848,503
	65.01 - 70.00	$150,406,045	$0	$0	$0	$150,406,045
	70.01 - 75.00	$36,730,276	$0	$0	$0	$36,730,276
	75.01 - 80.00	$12,060,713	$0	$0	$0	$12,060,713
	> 80.00	$3,760,922	$0	$0	$0	$3,760,922
Total British Columbia		$11,174,000,363	$12,077,956	$1,305,653	$6,205,288	$11,193,589,260

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$50,606,316	$105,506	$73,304	$0	$50,785,126
	20.01 - 25.00	$33,735,339	$0	$0	$0	$33,735,339
	25.01 - 30.00	$45,692,630	$0	$0	$0	$45,692,630
	30.01 - 35.00	$56,220,448	$45,520	$0	$0	$56,265,967
	35.01 - 40.00	$79,852,750	$7,948	$10,625	$0	$79,871,323
	40.01 - 45.00	$102,065,008	$12,366	$87,783	$246,794	$102,411,951
	45.01 - 50.00	$131,918,860	$217,803	$0	$62,797	$132,199,460
	50.01 - 55.00	$163,978,189	$89,418	$0	$481,638	$164,549,245
	55.01 - 60.00	$158,348,142	$140,165	$83,890	$220,905	$158,793,101
	60.01 - 65.00	$165,716,310	$169,067	$0	$107,299	$165,992,676
	65.01 - 70.00	$179,339,043	$478,250	$0	$143,670	$179,960,963
	70.01 - 75.00	$175,138,107	$320,549	$0	$0	$175,458,656
	75.01 - 80.00	$58,118,839	$114,161	$0	$0	$58,233,001
	> 80.00	$637,211	$0	$0	$0	$637,211
Total Manitoba		$1,401,367,190	$1,700,752	$255,602	$1,263,103	$1,404,586,647

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$22,865,878	$82,362	$0	$0	$22,948,240
	20.01 - 25.00	$13,701,732	$0	$0	$38,259	$13,739,991
	25.01 - 30.00	$23,648,762	$0	$0	$129,711	$23,778,473
	30.01 - 35.00	$30,804,023	$0	$0	$43,908	$30,847,932
	35.01 - 40.00	$39,734,226	$143,552	$0	$63,168	$39,940,946
	40.01 - 45.00	$61,562,794	$0	$0	$0	$61,562,794
	45.01 - 50.00	$81,807,209	$199,138	$0	$379,656	$82,386,002
	50.01 - 55.00	$84,232,532	$94,466	$0	$206,707	$84,533,704
	55.01 - 60.00	$72,847,713	$0	$0	$68,233	$72,915,946
	60.01 - 65.00	$37,106,283	$105,904	$0	$163,367	$37,375,554
	65.01 - 70.00	$11,348,813	$0	$0	$0	$11,348,813
	70.01 - 75.00	$7,243,765	$0	$0	$0	$7,243,765
	75.01 - 80.00	$1,658,968	$0	$0	$0	$1,658,968
	> 80.00	$39,654	$0	$0	$0	$39,654
Total New Brunswick		$488,602,352	$625,421	$0	$1,093,009	$490,320,782

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$18,621,181	$0	$57,416	$0	$18,678,597
Labrador	20.01 - 25.00	$12,994,638	$0	$0	$0	$12,994,638
	25.01 - 30.00	$16,231,633	$0	$0	$44,058	$16,275,691
	30.01 - 35.00	$26,332,927	$0	$0	$0	$26,332,927
	35.01 - 40.00	$35,481,003	$0	$0	$27,361	$35,508,364
	40.01 - 45.00	$49,618,332	$58,730	$0	$88,032	$49,765,094
	45.01 - 50.00	$72,618,040	$0	$0	$220,285	$72,838,326
	50.01 - 55.00	$86,226,536	$0	$0	$0	$86,226,536
	55.01 - 60.00	$69,553,173	$97,703	$53,115	$290,350	$69,994,341
	60.01 - 65.00	$35,579,083	$0	$0	$653,913	$36,232,996
	65.01 - 70.00	$12,034,820	$0	$0	$0	$12,034,820
	70.01 - 75.00	$6,912,306	$0	$0	$0	$6,912,306
	75.01 - 80.00	$925,637	$0	$0	$0	$925,637
	> 80.00	$14,451	$0	$0	$0	$14,451
Total Newfoundland and Labrador		$443,143,761	$156,433	$110,531	$1,324,000	$444,734,724

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$832,903	$0	$0	$0	$832,903
Territories	20.01 - 25.00	$566,023	$0	$0	$0	$566,023
	25.01 - 30.00	$129,749	$0	$0	$0	$129,749
	30.01 - 35.00	$266,944	$0	$0	$0	$266,944
	35.01 - 40.00	$942,848	$0	$0	$0	$942,848
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$621,022	$0	$0	$0	$621,022
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$497,101	$0	$0	$0	$497,101
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$3,856,591	$0	$0	$0	$3,856,591

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$33,545,713	$0	$12,190	$22,930	$33,580,833
	20.01 - 25.00	$26,780,696	$0	$0	$0	$26,780,696
	25.01 - 30.00	$29,335,663	$0	$0	$0	$29,335,663
	30.01 - 35.00	$43,467,904	$0	$0	$187,014	$43,654,918
	35.01 - 40.00	$53,413,065	$162,648	$0	$194,143	$53,769,855
	40.01 - 45.00	$75,162,251	$0	$199,057	$332,702	$75,694,010
	45.01 - 50.00	$92,075,821	$148,374	$0	$293,951	$92,518,146
	50.01 - 55.00	$105,160,470	$515,870	$0	$576,935	$106,253,275
	55.01 - 60.00	$104,391,606	$0	$234,638	$80,063	$104,706,307
	60.01 - 65.00	$84,759,677	$0	$353,041	$280,776	$85,393,493
	65.01 - 70.00	$109,271,883	$201,327	$231,754	$0	$109,704,964
	70.01 - 75.00	$97,899,312	$70,894	$0	$472,764	$98,442,970
	75.01 - 80.00	$54,724,127	$0	$0	$0	$54,724,127
	> 80.00	$39,178	$0	$0	$0	$39,178
Total Nova Scotia		$910,027,367	$1,099,113	$1,030,680	$2,441,277	$914,598,436

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$46,228	$0	$0	$0	$46,228
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$46,228	$0	$0	$0	$46,228

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,597,325,864	$73,190	$59,916	$67,288	$1,597,526,258
	20.01 - 25.00	$1,089,627,255	$924,377	$266,987	$64,314	$1,090,882,933
	25.01 - 30.00	$1,497,056,918	$646,714	$30,719	$3,437	$1,497,737,787
	30.01 - 35.00	$2,084,192,490	$2,139,193	$300,571	$310,648	$2,086,942,902
	35.01 - 40.00	$2,496,499,813	$2,693,043	$0	$49,284	$2,499,242,140
	40.01 - 45.00	$2,761,137,888	$1,081,695	$1,024,448	$840,974	$2,764,085,004
	45.01 - 50.00	$3,054,391,977	$2,115,246	$791,626	$867,613	$3,058,166,462
	50.01 - 55.00	$2,467,170,025	$1,013,794	$114,351	$2,018,474	$2,470,316,644
	55.01 - 60.00	$1,699,832,415	$880,586	$188,768	$1,457,773	$1,702,359,541
	60.01 - 65.00	$995,114,478	$0	$175,671	$62,524	$995,352,673
	65.01 - 70.00	$656,768,302	$397,249	$0	$177,158	$657,342,709
	70.01 - 75.00	$362,999,432	$0	$0	$79,659	$363,079,091
	75.01 - 80.00	$99,314,717	$379,582	$0	$0	$99,694,299
	> 80.00	$18,902,135	$404,020	$0	$0	$19,306,155
Total Ontario		$20,880,333,709	$12,748,687	$2,953,057	$5,999,144	$20,902,034,598

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,833,173	$0	$0	$0	$5,833,173
Island	20.01 - 25.00	$3,769,025	$0	$0	$0	$3,769,025
	25.01 - 30.00	$5,112,940	$0	$0	$0	$5,112,940
	30.01 - 35.00	$5,724,447	$0	$0	$0	$5,724,447
	35.01 - 40.00	$8,195,118	$0	$0	$0	$8,195,118
	40.01 - 45.00	$12,509,709	$0	$0	$63,823	$12,573,532
	45.01 - 50.00	$15,678,425	$0	$0	$38,384	$15,716,809
	50.01 - 55.00	$18,529,818	$204,713	$0	$0	$18,734,531
	55.01 - 60.00	$13,282,601	$0	$0	$102,135	$13,384,736
	60.01 - 65.00	$6,574,776	$0	$151,316	$141,756	$6,867,848
	65.01 - 70.00	$2,140,911	$0	$0	$0	$2,140,911
	70.01 - 75.00	$2,345,331	$0	$0	$0	$2,345,331
	75.01 - 80.00	$470,266	$0	$0	$0	$470,266
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$100,166,541	$204,713	$151,316	$346,098	$100,868,668

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$186,060,386	$0	$0	$0	$186,060,386
	20.01 - 25.00	$131,889,241	$0	$0	$0	$131,889,241
	25.01 - 30.00	$177,537,172	$126,856	$0	$536,904	$178,200,931
	30.01 - 35.00	$223,426,364	$36,442	$59,235	$104,573	$223,626,614
	35.01 - 40.00	$286,407,717	$305,994	$0	$174,680	$286,888,391
	40.01 - 45.00	$363,802,248	$0	$222,607	$208,124	$364,232,980
	45.01 - 50.00	$438,421,312	$80,685	$0	$549,180	$439,051,177
	50.01 - 55.00	$556,182,609	$184,378	$134,825	$1,048,666	$557,550,478
	55.01 - 60.00	$601,482,237	$414,364	$83,129	$341,734	$602,321,465
	60.01 - 65.00	$678,141,586	$34,154	$160,633	$966,274	$679,302,647
	65.01 - 70.00	$760,267,302	$266,882	$226,833	$1,064,180	$761,825,197
	70.01 - 75.00	$625,218,537	$478,163	$223,072	$1,420,990	$627,340,762
	75.01 - 80.00	$125,975,093	$243,223	$0	$125,528	$126,343,844
	> 80.00	$11,088,828	$0	$343,082	$125,216	$11,557,126
Total Quebec		$5,165,900,631	$2,171,140	$1,453,416	$6,666,050	$5,176,191,237

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$62,773,518	$23,948	$0	$31,781	$62,829,246
	20.01 - 25.00	$49,030,651	$47,945	$63,313	$177,337	$49,319,246
	25.01 - 30.00	$61,022,144	$0	$0	$98,942	$61,121,086
	30.01 - 35.00	$90,446,943	$113,471	$0	$182,139	$90,742,553
	35.01 - 40.00	$124,030,591	$51,952	$0	$486,119	$124,568,662
	40.01 - 45.00	$183,369,207	$107,671	$144,746	$449,624	$184,071,248
	45.01 - 50.00	$265,424,599	$222,723	$0	$2,957,084	$268,604,406
	50.01 - 55.00	$261,201,750	$382,835	$33,851	$625,111	$262,243,546
	55.01 - 60.00	$186,527,818	$147,444	$341,813	$1,417,268	$188,434,342
	60.01 - 65.00	$82,472,899	$496,011	$0	$76,218	$83,045,129
	65.01 - 70.00	$27,229,152	$0	$0	$0	$27,229,152
	70.01 - 75.00	$19,457,578	$0	$0	$0	$19,457,578
	75.01 - 80.00	$3,651,756	$0	$0	$0	$3,651,756
	> 80.00	$883,387	$0	$0	$0	$883,387
Total Saskatchewan		$1,417,521,992	$1,594,000	$583,723	$6,501,623	$1,426,201,338

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,752,485	$0	$0	$0	$1,752,485
	20.01 - 25.00	$1,453,160	$0	$0	$0	$1,453,160
	25.01 - 30.00	$1,457,499	$0	$0	$0	$1,457,499
	30.01 - 35.00	$903,239	$0	$0	$0	$903,239
	35.01 - 40.00	$1,593,921	$0	$0	$0	$1,593,921
	40.01 - 45.00	$7,001,630	$0	$0	$0	$7,001,630
	45.01 - 50.00	$5,454,371	$0	$0	$0	$5,454,371
	50.01 - 55.00	$2,072,086	$0	$0	$0	$2,072,086
	55.01 - 60.00	$1,260,669	$0	$0	$0	$1,260,669
	60.01 - 65.00	$574,533	$0	$0	$0	$574,533
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$128,895	$0	$0	$0	$128,895
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$23,652,487	$0	$0	$0	$23,652,487

Grand Total		$48,624,790,654	$39,595,095	$13,206,957	$51,301,076	$48,728,893,782

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.46	0.00	0.00	0.00	0.47
	20.01 - 25.00	0.31	0.00	0.00	0.00	0.31
	25.01 - 30.00	0.42	0.00	0.00	0.00	0.42
	30.01 - 35.00	0.56	0.00	0.00	0.00	0.56
	35.01 - 40.00	0.70	0.00	0.00	0.00	0.70
	40.01 - 45.00	0.89	0.00	0.00	0.01	0.90
	45.01 - 50.00	1.20	0.00	0.00	0.00	1.20
	50.01 - 55.00	1.33	0.00	0.00	0.00	1.34
	55.01 - 60.00	1.54	0.00	0.00	0.00	1.54
	60.01 - 65.00	1.57	0.00	0.00	0.01	1.58
	65.01 - 70.00	1.65	0.00	0.00	0.01	1.66
	70.01 - 75.00	1.64	0.00	0.00	0.01	1.64
	75.01 - 80.00	1.09	0.00	0.00	0.00	1.09
	> 80.00	0.22	0.00	0.00	0.00	0.23
Total Alberta		13.58	0.01	0.01	0.04	13.64

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.57	0.00	0.00	0.00	2.57
	20.01 - 25.00	1.70	0.00	0.00	0.00	1.70
	25.01 - 30.00	2.37	0.00	0.00	0.00	2.37
	30.01 - 35.00	3.03	0.00	0.00	0.00	3.03
	35.01 - 40.00	3.59	0.01	0.00	0.00	3.60
	40.01 - 45.00	3.41	0.00	0.00	0.01	3.42
	45.01 - 50.00	2.73	0.00	0.00	0.00	2.73
	50.01 - 55.00	1.70	0.00	0.00	0.00	1.70
	55.01 - 60.00	0.92	0.00	0.00	0.00	0.92
	60.01 - 65.00	0.50	0.00	0.00	0.00	0.50
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.08	0.00	0.00	0.00	0.08
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total British Columbia		22.93	0.02	0.00	0.01	22.97

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.07	0.00	0.00	0.00	0.07
	25.01 - 30.00	0.09	0.00	0.00	0.00	0.09
	30.01 - 35.00	0.12	0.00	0.00	0.00	0.12
	35.01 - 40.00	0.16	0.00	0.00	0.00	0.16
	40.01 - 45.00	0.21	0.00	0.00	0.00	0.21
	45.01 - 50.00	0.27	0.00	0.00	0.00	0.27
	50.01 - 55.00	0.34	0.00	0.00	0.00	0.34
	55.01 - 60.00	0.32	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.34	0.00	0.00	0.00	0.34
	65.01 - 70.00	0.37	0.00	0.00	0.00	0.37
	70.01 - 75.00	0.36	0.00	0.00	0.00	0.36
	75.01 - 80.00	0.12	0.00	0.00	0.00	0.12
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.88	0.00	0.00	0.00	2.88

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.17
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.15	0.00	0.00	0.00	0.15
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.00	0.00	0.00	0.00	1.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.15	0.00	0.00	0.00	0.15
	50.01 - 55.00	0.18	0.00	0.00	0.00	0.18
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.91	0.00	0.00	0.00	0.91

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.09
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.16
	45.01 - 50.00	0.19	0.00	0.00	0.00	0.19
	50.01 - 55.00	0.22	0.00	0.00	0.00	0.22
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.18
	65.01 - 70.00	0.22	0.00	0.00	0.00	0.23
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.11	0.00	0.00	0.00	0.11
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.87	0.00	0.00	0.01	1.88

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.28	0.00	0.00	0.00	3.28
	20.01 - 25.00	2.24	0.00	0.00	0.00	2.24
	25.01 - 30.00	3.07	0.00	0.00	0.00	3.07
	30.01 - 35.00	4.28	0.00	0.00	0.00	4.28
	35.01 - 40.00	5.12	0.01	0.00	0.00	5.13
	40.01 - 45.00	5.67	0.00	0.00	0.00	5.67
	45.01 - 50.00	6.27	0.00	0.00	0.00	6.28
	50.01 - 55.00	5.06	0.00	0.00	0.00	5.07
	55.01 - 60.00	3.49	0.00	0.00	0.00	3.49
	60.01 - 65.00	2.04	0.00	0.00	0.00	2.04
	65.01 - 70.00	1.35	0.00	0.00	0.00	1.35
	70.01 - 75.00	0.74	0.00	0.00	0.00	0.75
	75.01 - 80.00	0.20	0.00	0.00	0.00	0.20
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Ontario		42.85	0.03	0.01	0.01	42.89

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.38	0.00	0.00	0.00	0.38
	20.01 - 25.00	0.27	0.00	0.00	0.00	0.27
	25.01 - 30.00	0.36	0.00	0.00	0.00	0.37
	30.01 - 35.00	0.46	0.00	0.00	0.00	0.46
	35.01 - 40.00	0.59	0.00	0.00	0.00	0.59
	40.01 - 45.00	0.75	0.00	0.00	0.00	0.75
	45.01 - 50.00	0.90	0.00	0.00	0.00	0.90
	50.01 - 55.00	1.14	0.00	0.00	0.00	1.14
	55.01 - 60.00	1.23	0.00	0.00	0.00	1.24
	60.01 - 65.00	1.39	0.00	0.00	0.00	1.39
	65.01 - 70.00	1.56	0.00	0.00	0.00	1.56
	70.01 - 75.00	1.28	0.00	0.00	0.00	1.29
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Quebec		10.60	0.00	0.00	0.01	10.62

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.13	0.00	0.00	0.00	0.13
	20.01 - 25.00	0.10	0.00	0.00	0.00	0.10
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.19	0.00	0.00	0.00	0.19
	35.01 - 40.00	0.25	0.00	0.00	0.00	0.26
	40.01 - 45.00	0.38	0.00	0.00	0.00	0.38
	45.01 - 50.00	0.54	0.00	0.00	0.01	0.55
	50.01 - 55.00	0.54	0.00	0.00	0.00	0.54
	55.01 - 60.00	0.38	0.00	0.00	0.00	0.39
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.17
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.91	0.00	0.00	0.01	2.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.05	0.00	0.00	0.00	0.05

Grand Total		99.79	0.08	0.03	0.11	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$5,888,470	0.01
	499 and below		$13,762,440	0.03
	500 - 539		$1,641,432	0.00
	540 - 559		$1,994,738	0.00
	560 - 579		$3,494,016	0.01
	580 - 599		$5,793,707	0.01
	600 - 619		$6,929,961	0.01
	620 - 639		$15,199,470	0.03
	640 - 659		$20,112,274	0.04
	660 - 679		$33,213,369	0.07
	680 - 699		$52,455,496	0.11
	700 - 719		$83,554,375	0.17
	720 - 739		$102,730,694	0.21
	740 - 759		$123,806,058	0.25
	760 - 779		$166,097,720	0.34
	780 - 799		$222,739,597	0.46
	800 and above		$2,601,704,520	5.34
Total			$3,461,118,339	7.10

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018				Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$1,156,464	0.00
	499 and below	$7,393,537	0.02
	500 - 539	$2,260,389	0.00
	540 - 559	$1,029,625	0.00
	560 - 579	$2,998,094	0.01
	580 - 599	$3,961,684	0.01
	600 - 619	$6,280,648	0.01
	620 - 639	$11,652,832	0.02
	640 - 659	$14,768,649	0.03
	660 - 679	$25,833,556	0.05
	680 - 699	$40,978,044	0.08
	700 - 719	$60,417,974	0.12
	720 - 739	$86,470,175	0.18
	740 - 759	$85,740,021	0.18
	760 - 779	$125,519,522	0.26
	780 - 799	$171,711,914	0.35
	800 and above	$1,695,371,500	3.48
Total		$2,343,544,630	4.81

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$2,462,895	0.01
	499 and below	$10,059,212	0.02
	500 - 539	$6,818,346	0.01
	540 - 559	$5,612,350	0.01
	560 - 579	$5,052,175	0.01
	580 - 599	$10,672,113	0.02
	600 - 619	$13,397,977	0.03
	620 - 639	$18,971,618	0.04
	640 - 659	$36,717,905	0.08
	660 - 679	$40,030,944	0.08
	680 - 699	$75,206,096	0.15
	700 - 719	$102,890,923	0.21
	720 - 739	$123,804,591	0.25
	740 - 759	$159,677,917	0.33
	760 - 779	$199,459,455	0.41
	780 - 799	$233,630,129	0.48
	800 and above	$2,174,714,687	4.46
Total		$3,219,179,333	6.61

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$3,203,490	0.01
	499 and below	$16,896,668	0.03
	500 - 539	$5,589,678	0.01
	540 - 559	$3,225,482	0.01
	560 - 579	$10,392,005	0.02
	580 - 599	$10,576,767	0.02
	600 - 619	$18,926,780	0.04
	620 - 639	$34,414,067	0.07
	640 - 659	$50,566,191	0.10
	660 - 679	$90,063,295	0.18
	680 - 699	$123,458,096	0.25
	700 - 719	$151,906,859	0.31
	720 - 739	$198,118,612	0.41
	740 - 759	$218,291,448	0.45
	760 - 779	$277,062,299	0.57
	780 - 799	$357,078,121	0.73
	800 and above	$2,747,216,536	5.64
Total		$4,316,986,395	8.86

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018		Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,548,394	0.01
	499 and below	$11,658,549	0.02
	500 - 539	$14,360,954	0.03
	540 - 559	$9,972,663	0.02
	560 - 579	$9,559,420	0.02
	580 - 599	$20,348,533	0.04
	600 - 619	$23,873,335	0.05
	620 - 639	$51,023,861	0.10
	640 - 659	$74,174,901	0.15
	660 - 679	$116,257,756	0.24
	680 - 699	$169,213,775	0.35
	700 - 719	$229,058,532	0.47
	720 - 739	$250,902,742	0.51
	740 - 759	$287,376,550	0.59
	760 - 779	$352,897,373	0.72
	780 - 799	$454,463,414	0.93
	800 and above	$3,149,935,708	6.46
Total		$5,228,626,460	10.73

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$481,688	0.00
	499 and below	$17,551,131	0.04
	500 - 539	$13,728,525	0.03
	540 - 559	$13,199,187	0.03
	560 - 579	$16,393,917	0.03
	580 - 599	$26,574,000	0.05
	600 - 619	$36,669,532	0.08
	620 - 639	$54,168,514	0.11
	640 - 659	$101,225,320	0.21
	660 - 679	$144,985,160	0.30
	680 - 699	$197,812,199	0.41
	700 - 719	$269,792,268	0.55
	720 - 739	$338,149,766	0.69
	740 - 759	$378,456,046	0.78
	760 - 779	$428,509,459	0.88
	780 - 799	$502,830,907	1.03
	800 and above	$3,188,040,181	6.54
Total		$5,728,567,800	11.76

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$591,956	0.00
	499 and below	$17,820,761	0.04
	500 - 539	$21,039,949	0.04
	540 - 559	$15,113,457	0.03
	560 - 579	$15,101,796	0.03
	580 - 599	$36,261,041	0.07
	600 - 619	$50,356,591	0.10
	620 - 639	$73,508,047	0.15
	640 - 659	$114,032,210	0.23
	660 - 679	$181,810,765	0.37
	680 - 699	$256,031,448	0.53
	700 - 719	$336,347,380	0.69
	720 - 739	$386,774,477	0.79
	740 - 759	$442,389,329	0.91
	760 - 779	$484,491,360	0.99
	780 - 799	$528,930,356	1.09
	800 and above	$3,123,346,766	6.41
Total		$6,083,947,689	12.49

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018		Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,683,217	0.01
	499 and below	$11,669,867	0.02
	500 - 539	$18,285,726	0.04
	540 - 559	$11,669,992	0.02
	560 - 579	$15,539,076	0.03
	580 - 599	$32,773,267	0.07
	600 - 619	$40,365,090	0.08
	620 - 639	$69,444,299	0.14
	640 - 659	$112,710,213	0.23
	660 - 679	$167,582,623	0.34
	680 - 699	$254,874,736	0.52
	700 - 719	$313,874,738	0.64
	720 - 739	$355,494,698	0.73
	740 - 759	$389,897,788	0.80
	760 - 779	$429,547,886	0.88
	780 - 799	$495,829,540	1.02
	800 and above	$2,510,057,936	5.15
Total		$5,232,300,692	10.74

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$604,261	0.00
	499 and below	$10,390,206	0.02
	500 - 539	$13,799,024	0.03
	540 - 559	$10,651,524	0.02
	560 - 579	$14,585,077	0.03
	580 - 599	$26,268,452	0.05
	600 - 619	$35,275,315	0.07
	620 - 639	$57,775,208	0.12
	640 - 659	$97,746,689	0.20
	660 - 679	$156,617,595	0.32
	680 - 699	$217,211,308	0.45
	700 - 719	$276,451,901	0.57
	720 - 739	$302,598,921	0.62
	740 - 759	$314,999,564	0.65
	760 - 779	$343,047,339	0.70
	780 - 799	$366,754,710	0.75
	800 and above	$1,871,382,463	3.84
Total		$4,116,159,559	8.45

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$881,014	0.00
	499 and below	$10,734,263	0.02
	500 - 539	$7,881,028	0.02
	540 - 559	$8,164,945	0.02
	560 - 579	$10,491,179	0.02
	580 - 599	$16,905,420	0.03
	600 - 619	$24,537,669	0.05
	620 - 639	$48,436,240	0.10
	640 - 659	$82,869,341	0.17
	660 - 679	$114,206,562	0.23
	680 - 699	$158,908,163	0.33
	700 - 719	$199,040,500	0.41
	720 - 739	$240,767,380	0.49
	740 - 759	$245,272,975	0.50
	760 - 779	$266,330,845	0.55
	780 - 799	$279,162,362	0.57
	800 and above	$1,388,891,901	2.85
Total		$3,103,481,788	6.37

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018		Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$438,335	0.00
	499 and below	$7,247,834	0.01
	500 - 539	$9,365,132	0.02
	540 - 559	$9,544,982	0.02
	560 - 579	$12,376,559	0.03
	580 - 599	$19,728,515	0.04
	600 - 619	$26,599,783	0.05
	620 - 639	$40,089,231	0.08
	640 - 659	$65,844,052	0.14
	660 - 679	$97,250,039	0.20
	680 - 699	$138,090,686	0.28
	700 - 719	$172,458,611	0.35
	720 - 739	$188,064,088	0.39
	740 - 759	$209,220,551	0.43
	760 - 779	$235,269,336	0.48
	780 - 799	$263,063,685	0.54
	800 and above	$1,225,557,317	2.52
Total		$2,720,208,736	5.58

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$74,998	0.00
	499 and below	$5,812,999	0.01
	500 - 539	$8,557,813	0.02
	540 - 559	$7,303,318	0.01
	560 - 579	$10,684,415	0.02
	580 - 599	$10,828,693	0.02
	600 - 619	$19,430,652	0.04
	620 - 639	$47,675,211	0.10
	640 - 659	$64,696,802	0.13
	660 - 679	$94,117,826	0.19
	680 - 699	$132,681,659	0.27
	700 - 719	$173,285,358	0.36
	720 - 739	$190,912,416	0.39
	740 - 759	$195,334,509	0.40
	760 - 779	$192,424,750	0.39
	780 - 799	$192,113,271	0.39
	800 and above	$792,595,734	1.63
Total		$2,138,530,423	4.39

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$1,883,014	0.00
	500 - 539	$3,952,176	0.01
	540 - 559	$3,854,371	0.01
	560 - 579	$2,440,574	0.01
	580 - 599	$5,295,609	0.01
	600 - 619	$8,998,885	0.02
	620 - 639	$21,313,903	0.04
	640 - 659	$27,538,401	0.06
	660 - 679	$57,017,025	0.12
	680 - 699	$58,826,371	0.12
	700 - 719	$84,036,352	0.17
	720 - 739	$83,634,762	0.17
	740 - 759	$85,885,947	0.18
	760 - 779	$86,175,030	0.18
	780 - 799	$90,679,173	0.19
	800 and above	$268,757,651	0.55
Total		$890,289,245	1.83

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018		Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 2/28/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$413,313	0.00
	500 - 539	$900,245	0.00
	540 - 559	$299,975	0.00
	560 - 579	$770,386	0.00
	580 - 599	$1,176,578	0.00
	600 - 619	$2,585,621	0.01
	620 - 639	$4,490,705	0.01
	640 - 659	$7,899,705	0.02
	660 - 679	$8,804,465	0.02
	680 - 699	$18,494,604	0.04
	700 - 719	$16,824,635	0.03
	720 - 739	$16,875,349	0.03
	740 - 759	$15,741,296	0.03
	760 - 779	$8,283,207	0.02
	780 - 799	$9,934,029	0.02
	800 and above	$32,458,579	0.07
Total		$145,952,692	0.30

Grand Total		$48,728,893,782	100.00

RBC Covered Bond Programme		Monthly Investor Report - February 28, 2018		Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix
Housing Price Index Methodology
Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2018	Page 21 of 21